Fair Value Measurements - Schedule of Fair Value, Liabilities Measured On Recurring Basis (Details) (10Q)	Mar. 31, 2017 USD ($)
Contingent consideration due to PhotoMedex	$ 3,928,394
Total liabilities measured at fair value	3,928,394
Fair Value, Inputs, Level 1 [Member]
Contingent consideration due to PhotoMedex
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Contingent consideration due to PhotoMedex
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Contingent consideration due to PhotoMedex	3,928,394
Total liabilities measured at fair value	$ 3,928,394